Schedule of Stock Option Issued and Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Number of stock options outstanding	9,053,136	8,015,159	7,580,159	287,100
Number of options vested (exercisable)	4,584,892
Grant date fair value | $	$ 2,533,245
Stock Options One [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 10.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years
Number of stock options outstanding	47,500
Number of options vested (exercisable)	47,500
Grant date fair value | $	$ 258,013
Stock Options Two [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 days
Number of stock options outstanding	235,000
Number of options vested (exercisable)	235,000
Grant date fair value | $	$ 46,277
Stock Options Three [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	14 days
Number of stock options outstanding	200,000
Number of options vested (exercisable)	200,000
Grant date fair value | $	$ 52,909
Stock Options Four [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 months 26 days
Number of stock options outstanding	1,575,000
Number of options vested (exercisable)	1,575,000
Grant date fair value | $	$ 435,069
Stock Options Five [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.55
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 2 months 1 day
Number of stock options outstanding	5,957,659
Number of options vested (exercisable)	1,489,415
Grant date fair value | $	$ 1,536,764
Stock Options Six [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.335
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 months 19 days
Number of stock options outstanding	1,037,977
Number of options vested (exercisable)	1,037,977
Grant date fair value | $	$ 204,213